Payden Low Duration Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (28%)
4,233,755	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD
	+ 0.840%), 1.08%, 7/25/27 (a)(b)	$4,185
444,323	Ally Auto Receivables Trust 2017-4,
	1.75%, 12/15/21	445
7,910,000	Ally Auto Receivables Trust 2019-1,
	2.91%, 9/15/23	8,110
3,565,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo.
	LIBOR USD + 1.500%), 1.78%, 7/15/27 (a)(b)	3,489
27,205	AmeriCredit Automobile Receivables Trust
	2016-2, 2.87%, 11/08/21	27
5,800,000	AmeriCredit Automobile Receivables Trust
	2020-1, 1.11%, 8/19/24	5,857
3,690,000	AmeriCredit Automobile Receivables Trust
	2020-2, 0.66%, 12/18/24	3,703
9,605,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 0.930%), 1.20%, 7/18/27 (a)(b)	9,504
10,540,000	Ballyrock CLO 2020-1 Ltd. 144A, (3 mo. LIBOR
	USD + 1.700%), 1.99%, 7/20/30 (a)(b)	10,555
1,873,544	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
	USD + 0.800%), 1.07%, 1/20/28 (a)(b)	1,855
3,220,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 1.34%, 2/16/37 (a)(b)	3,135
8,993,414	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo.
	LIBOR USD + 1.230%), 1.50%, 1/20/29 (a)(b)	8,937
1,334,044	BMW Vehicle Lease Trust 2018-1,
	3.26%, 7/20/21	1,343
1,830,000	BMW Vehicle Lease Trust 2018-1,
	3.36%, 3/21/22	1,857
3,070,000	BMW Vehicle Owner Trust 2020-A,
	0.48%, 10/25/24	3,080
10,840,000	Bristol Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 0.990%), 1.27%, 4/15/29 (a)(b)	10,676
5,020,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 1.47%, 9/15/35 (a)(b)	4,853
5,150,000	CarMax Auto Owner Trust 2018-4,
	3.36%, 9/15/23	5,309
8,500,000	CarMax Auto Owner Trust 2019-1,
	3.05%, 3/15/24	8,763
8,470,000	CarMax Auto Owner Trust 2019-3,
	2.18%, 8/15/24	8,728
3,740,000	CarMax Auto Owner Trust 2020-1,
	1.89%, 12/16/24	3,859
1,478,244	CARS-DB4 LP 144A, 2.69%, 2/15/50 (b)	1,509
5,880,000	CIFC Funding 2015-II Ltd. 144A, (3 mo. LIBOR
	USD + 1.010%), 1.29%, 4/15/30 (a)(b)	5,793
11,040,000	CIFC Funding 2020-I Ltd. 144A, (3 mo. LIBOR
	USD + 1.700%), 1.94%, 7/15/32 (a)(b)	11,010
5,970,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.250%), 1.44%, 8/20/35 (a)(b)	5,829
6,180,000	CNH Equipment Trust 2019-A, 3.01%, 4/15/24	6,361
3,740,000	Dell Equipment Finance Trust 2018-2 144A,
	3.37%, 10/22/23 (b)	3,786
1,305,000	Drive Auto Receivables Trust 2019-4,
	2.51%, 11/17/25	1,330
4,890,000	Drive Auto Receivables Trust 2020-1,
	2.08%, 7/15/24	4,976

Principal or Shares	Security Description	Value (000)
3,620,000	Drive Auto Receivables Trust 2020-1,
	2.36%, 3/16/26	$3,707
1,670,000	Drive Auto Receivables Trust 2020-2,
	1.42%, 3/17/25	1,693
232,040	Enterprise Fleet Financing 2017-3 LLC 144A,
	2.13%, 5/22/23 (b)	233
3,852,737	Enterprise Fleet Financing 2019-2 LLC 144A,
	2.29%, 2/20/25 (b)	3,915
4,340,000	Ford Credit Auto Lease Trust 2020-A,
	2.05%, 6/15/23	4,349
9,790,000	Ford Credit Auto Owner Trust 2019-A,
	2.78%, 9/15/23	10,076
8,030,000	Ford Credit Auto Owner Trust 2020-B,
	0.56%, 10/15/24	8,062
349,949	GM Financial Automobile Leasing Trust 2018-2,
	3.06%, 6/21/21	350
3,060,000	GM Financial Automobile Leasing Trust 2020-2,
	0.80%, 7/20/23	3,081
1,660,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.03%, 4/16/25	1,718
1,290,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.18%, 5/16/25	1,334
6,700,000	GreatAmerica Leasing Receivables Funding LLC
	Series 2019-1 144A, 3.05%, 9/15/22 (b)	6,795
3,800,000	GreatAmerica Leasing Receivables Funding LLC
	Series 2020-1 144A, 1.76%, 8/15/23 (b)	3,831
7,810,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 1.180%),
	1.35%, 9/15/37 (a)(b)	7,603
3,800,000	HPEFS Equipment Trust 144A,
	0.69%, 7/22/30 (b)	3,811
2,720,000	Hyundai Auto Lease Securitization Trust 2020-A
	144A, 2.00%, 12/15/23 (b)	2,774
1,810,000	Hyundai Auto Receivables Trust 2016-B,
	2.68%, 9/15/23	1,832
3,782,744	Invitation Homes 2018-SFR1 Trust 144A, (1
	mo. LIBOR USD + 0.700%),
	0.88%, 3/17/37 (a)(b)	3,728
7,235,000	John Deere Owner Trust 2019-A,
	2.91%, 7/17/23	7,428
4,260,000	John Deere Owner Trust 2020-B,
	0.51%, 11/15/24	4,269
4,550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 1.28%, 6/15/36 (a)(b)	4,503
3,930,000	Kubota Credit Owner Trust 2020-1 144A,
	1.96%, 3/15/24 (b)	4,016
194,600	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	191
4,675,000	LCM XX LP 144A, (3 mo. LIBOR USD
	+ 1.040%), 1.31%, 10/20/27 (a)(b)	4,638
4,970,000	Mercedes-Benz Auto Receivables Trust 2020-1,
	0.55%, 2/18/25	4,995
6,290,000	MMAF Equipment Finance LLC 2020-A 144A,
	0.97%, 4/09/27 (b)	6,375

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
3,095,000	Nissan Auto Lease Trust 2020-A,
	1.88%, 4/15/25	$3,170
7,088,791	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	7,097
8,440,000	Oaktree CLO 2020-1 Ltd. 144A, (3 mo. LIBOR
	USD + 2.000%), 2.34%, 7/15/29 (a)(b)	8,455
1,582,681	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD
	+ 1.080%), 1.35%, 7/30/27 (a)(b)	1,564
12,600,000	Palmer Square CLO 2020-1 Ltd. 144A, (3 mo.
	LIBOR USD + 2.000%), 2.29%, 4/20/29 (a)(b)	12,627
10,461,677	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 0.800%),
	1.18%, 2/20/28 (a)(b)	10,376
6,230,000	PFS Financing Corp. 144A, 1.21%, 6/15/24 (b)	6,273
6,140,000	PFS Financing Corp. 144A, 2.89%, 2/15/23 (b)	6,213
1,210,777	Prestige Auto Receivables Trust 2018-1 144A,
	3.29%, 9/15/22 (b)	1,216
12,070,000	RR 10 Ltd. 144A, (3 mo. LIBOR USD
	+ 1.800%), 2.05%, 7/15/33 (a)(b)	12,076
3,000,000	Santander Drive Auto Receivables Trust 2020-2,
	0.67%, 4/15/24	3,005
4,730,000	Santander Retail Auto Lease Trust 2019-B 144A,
	2.30%, 1/20/23 (b)	4,840
5,880,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 1.25%, 7/15/38 (a)(b)	5,771
3,851,350	Taco Bell Funding LLC 144A,
	4.32%, 11/25/48 (b)	3,991
8,880,000	Toyota Auto Receivables 2019-A Owner Trust,
	2.91%, 7/17/23	9,129
1,000,000	Trillium Credit Card Trust II 144A,
	2.33%, 12/26/24 (b)	1,012
7,960,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.450%), 1.63%, 10/15/34 (a)(b)	7,709
2,860,000	VB-S1 Issuer LLC 144A, 3.03%, 6/15/50 (b)	2,962
7,500,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.180%), 1.45%, 10/20/28 (a)(b)	7,424
9,960,000	Verizon Owner Trust 2019-A, 2.93%, 9/20/23	10,241
3,370,000	Volkswagen Auto Lease Trust 2019-A,
	1.99%, 11/21/22	3,436
3,481,051	Volkswagen Auto Loan Enhanced Trust 2018-1,
	3.02%, 11/21/22	3,543
7,130,000	Volvo Financial Equipment LLC Series 2019-1
	144A, 3.00%, 3/15/23 (b)	7,278
1,323,000	Westlake Automobile Receivables Trust 2018-3
	144A, 4.00%, 10/16/23 (b)	1,364
3,700,000	Westlake Automobile Receivables Trust 2020-1
	144A, 2.80%, 6/16/25 (b)	3,724
3,780,000	Westlake Automobile Receivables Trust 2020-2
	144A, 1.32%, 7/15/25 (b)	3,805
2,316,600	Wingstop Funding 2018-1 LLC 144A,
	4.97%, 12/05/48 (b)	2,390

Total Asset Backed (Cost - $402,442)		404,862

Commercial Paper(c) (0%)
5,000,000	Nutrien Ltd, 0.25%, 8/03/20
	(Cost - $5,000)	5,000

Principal or Shares	Security Description	Value (000)
Corporate Bond (37%)
Financial (25%)
2,565,000	AIG Global Funding 144A, 0.80%, 7/07/23 (b)	$2,582
4,089,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	4,230
1,125,000	Air Lease Corp., 2.25%, 1/15/23	1,113
1,200,000	Air Lease Corp., 2.75%, 1/15/23	1,203
1,890,000	Ally Financial Inc., 3.88%, 5/21/24	2,021
5,816,000	American Express Co., 2.75%, 5/20/22	6,056
3,610,000	American Honda Finance Corp., 0.88%, 7/07/23	3,644
4,010,000	American Honda Finance Corp., 2.05%, 1/10/23	4,154
3,965,000	ANZ New Zealand Int’l Ltd. 144A,
	1.90%, 2/13/23 (b)	4,085
4,095,000	Aon Corp., 2.20%, 11/15/22	4,257
2,455,000	Ares Capital Corp., 3.63%, 1/19/22	2,523
377,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%),
	1.53%, 3/26/21 (a)	377
3,495,000	Athene Global Funding 144A,
	2.80%, 5/26/23 (b)	3,636
3,000,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	3,016
2,475,000	Banco del Estado de Chile 144A,
	2.67%, 1/08/21 (b)	2,494
3,450,000	Banco Santander Chile 144A,
	2.50%, 12/15/20 (b)	3,475
2,760,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.630%), 2.33%, 10/01/21 (a)	2,769
4,600,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.930%), 2.82%, 7/21/23 (a)	4,794
2,500,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.630%), 3.50%, 5/17/22 (a)	2,559
6,885,000	Bank of Nova Scotia, 0.80%, 6/15/23	6,917
2,751,000	Bank of Nova Scotia, 2.00%, 11/15/22	2,848
3,115,000	Bank of Nova Scotia, 2.38%, 1/18/23	3,263
3,265,000	Banque Federative du Credit Mutuel SA 144A,
	2.13%, 11/21/22 (b)	3,378
2,000,000	Banque Federative du Credit Mutuel SA 144A,
	2.70%, 7/20/22 (b)	2,079
2,930,000	Barclays Bank PLC, 1.70%, 5/12/22	2,989
2,495,000	Barclays PLC, 3.25%, 1/12/21	2,527
7,000,000	BBVA USA, 2.88%, 6/29/22	7,234
5,570,000	BMW Finance NV 144A, 2.25%, 8/12/22 (b)	5,746
3,800,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	3,946
4,250,000	BNZ International Funding Ltd. 144A,
	3.38%, 3/01/23 (b)	4,546
5,265,000	Canadian Imperial Bank of Commerce,
	0.95%, 6/23/23	5,320
2,030,000	CIT Bank NA, (U.S. Secured Overnight
	Financing Rate + 1.715%), 2.97%, 9/27/25 (a)	1,929
3,300,000	CIT Group Inc., 5.00%, 8/15/22	3,412
7,200,000	Citibank NA, (3 mo. LIBOR USD + 0.530%),
	3.17%, 2/19/22 (a)	7,306
3,000,000	Citigroup Inc., 2.35%, 8/02/21	3,060
2,100,000	Citizens Bank NA, 3.25%, 2/14/22	2,181
2,005,000	Comerica Bank, 2.50%, 7/23/24	2,133
4,610,000	Credit Suisse AG, 1.00%, 5/05/23	4,665
1,890,000	Credit Suisse AG, 2.80%, 4/08/22	1,965
4,750,000	Credit Suisse Group AG 144A,
	3.57%, 1/09/23 (b)	4,930
2,840,000	DBS Group Holdings Ltd. 144A,
	2.85%, 4/16/22 (b)	2,940

2

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
1,470,000	Enstar Group Ltd., 4.50%, 3/10/22	$1,511
4,420,000	Equinix Inc., 2.63%, 11/18/24	4,732
1,935,000	First Republic Bank, (U.S. Secured Overnight
	Financing Rate + 0.620%), 1.91%, 2/12/24 (a)	1,994
4,500,000	FS KKR Capital Corp., 4.75%, 5/15/22	4,536
3,980,000	FS KKR Capital Corp. II 144A,
	4.25%, 2/14/25 (b)	3,617
1,198,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD
	+ 0.821%), 2.88%, 10/31/22 (a)	1,230
5,420,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	5,519
1,645,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,825
2,050,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 4.75%, 9/15/24	2,094
1,320,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	1,350
3,710,000	ICICI Bank Ltd. 144A, 5.75%, 11/16/20 (b)	3,753
3,260,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	3,348
655,000	iStar Inc., 4.75%, 10/01/24	648
3,935,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (b)	3,936
5,150,000	Jackson National Life Global Funding 144A,
	3.30%, 2/01/22 (b)	5,346
3,615,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 0.695%), 3.21%, 4/01/23 (a)	3,777
2,215,000	KeyBank NA, 3.30%, 2/01/22	2,311
3,870,000	Macquarie Bank Ltd. 144A, 2.10%, 10/17/22 (b)	4,002
5,005,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.020%), 1.39%, 11/28/23 (a)(b)	5,017
4,040,000	MassMutual Global Funding II 144A,
	0.85%, 6/09/23 (b)	4,088
3,550,000	Metropolitan Life Global Funding I 144A,
	0.90%, 6/08/23 (b)	3,594
7,085,000	Mitsubishi UFJ Financial Group Inc.,
	2.62%, 7/18/22	7,365
7,232,000	Mitsubishi UFJ Financial Group Inc.,
	3.22%, 3/07/22	7,531
2,595,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.840%), 2.72%, 7/16/23 (a)	2,693
4,800,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	4,986
1,186,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%),
	1.45%, 1/20/22 (a)	1,191
3,435,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 1.152%), 2.72%, 7/22/25 (a)	3,677
3,695,000	National Australia Bank Ltd., 1.88%, 12/13/22	3,822
1,875,000	National Bank of Canada, (1 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 0.770%), 0.90%, 8/15/23 (a)	1,887
7,685,000	National Bank of Canada, 2.10%, 2/01/23	7,991
2,125,000	National Bank of Canada 144A,
	2.15%, 10/07/22 (b)	2,196
3,500,000	National Securities Clearing Corp. 144A,
	1.20%, 4/23/23 (b)	3,572
5,420,000	Natwest Group PLC, (3 mo. LIBOR USD
	+ 1.470%), 1.86%, 5/15/23 (a)	5,447
4,455,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (b)	4,710

Principal or Shares	Security Description	Value (000)
2,430,000	New York Life Global Funding 144A,
	1.10%, 5/05/23 (b)	$2,480
1,510,000	Nordea Bank Abp 144A, 1.00%, 6/09/23 (b)	1,537
2,160,000	Owl Rock Capital Corp., 4.25%, 1/15/26	2,165
1,830,000	Park Aerospace Holdings Ltd. 144A,
	5.25%, 8/15/22 (b)	1,764
3,045,000	PayPal Holdings Inc., 1.35%, 6/01/23	3,123
3,225,000	PayPal Holdings Inc., 2.20%, 9/26/22	3,348
1,695,000	Protective Life Global Funding 144A,
	1.08%, 6/09/23 (b)	1,722
1,995,000	Reliance Standard Life Global Funding II 144A,
	2.15%, 1/21/23 (b)	2,044
2,600,000	Reliance Standard Life Global Funding II 144A,
	2.63%, 7/22/22 (b)	2,682
2,050,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,130
1,595,000	Santander Holdings USA Inc., 4.45%, 12/03/21	1,662
5,650,000	Santander UK PLC, 2.10%, 1/13/23	5,858
2,850,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (b)	2,893
1,195,000	Shriram Transport Finance Co. Ltd. 144A,
	5.10%, 7/16/23 (b)	1,122
1,136,000	SLM Corp., 5.13%, 4/05/22 (d)	1,162
1,045,000	Starwood Property Trust Inc., 3.63%, 2/01/21	1,036
1,130,000	State Street Corp. 144A, (U.S. Secured Overnight
	Financing Rate + 2.690%),
	2.83%, 3/30/23 (a)(b)	1,173
7,000,000	Sumitomo Mitsui Financial Group Inc.,
	2.44%, 10/19/21	7,173
2,245,000	Suncorp-Metway Ltd. 144A,
	2.38%, 11/09/20 (b)	2,256
5,325,000	Svenska Handelsbanken AB 144A,
	0.63%, 6/30/23 (b)	5,342
515,000	Synchrony Financial, 2.85%, 7/25/22	527
1,285,000	Synchrony Financial, 3.75%, 8/15/21	1,311
1,505,000	Synovus Bank, (U.S. Secured Overnight
	Financing Rate + 0.945%), 2.29%, 2/10/23 (a)	1,533
3,310,000	Toronto-Dominion Bank, 0.75%, 6/12/23	3,343
4,655,000	UBS AG 144A, 1.75%, 4/21/22 (b)	4,754
2,940,000	UBS Group AG 144A, (1 yr. US Treasury Yield
	Curve Rate T Note Constant Maturity
	+ 0.830%), 1.01%, 7/30/24 (a)(b)	2,957
2,500,000	UBS Group AG 144A, (3 mo. LIBOR USD
	+ 0.954%), 2.86%, 8/15/23 (a)(b)	2,604
2,330,000	UBS Group AG 144A, 3.49%, 5/23/23 (b)	2,443
1,000,000	UniCredit SpA 144A, 6.57%, 1/14/22 (b)	1,063
4,000,000	Ventas Realty LP, 2.65%, 1/15/25	4,127
5,135,000	Wells Fargo & Co., 2.10%, 7/26/21	5,224
7,625,000	Wells Fargo Bank NA, (3 mo. LIBOR USD
	+ 0.650%), 2.08%, 9/09/22 (a)	7,753

		359,909

Industrial (9%)
335,000	3M Co., 2.65%, 4/15/25	366
7,385,000	AbbVie Inc. 144A, 2.15%, 11/19/21 (b)	7,542
5,000,000	AbbVie Inc. 144A, 2.30%, 11/21/22 (b)	5,196
2,495,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (b)	2,540
2,420,000	Aviation Capital Group LLC 144A,
	3.88%, 5/01/23 (b)	2,376

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,980,000	Aviation Capital Group LLC 144A,
	4.38%, 1/30/24 (b)	$1,950
4,125,000	Bristol-Myers Squibb Co., 2.60%, 5/16/22	4,295
5,317,000	Caterpillar Financial Services Corp.,
	0.65%, 7/07/23	5,353
705,000	Centene Corp., 4.75%, 5/15/22	718
1,750,000	Centene Corp., 4.75%, 1/15/25	1,816
1,825,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%),
	0.95%, 9/17/21 (a)	1,825
2,455,000	CNH Industrial Capital LLC, 1.95%, 7/02/23	2,479
2,147,000	Daimler Finance North America LLC 144A,
	3.35%, 2/22/23 (b)	2,271
2,162,000	Dell International LLC/EMC Corp. 144A,
	4.42%, 6/15/21 (b)	2,222
264,000	Dell International LLC/EMC Corp. 144A,
	5.88%, 6/15/21 (b)	265
2,999,000	Delta Air Lines Inc., 2.60%, 12/04/20	2,991
3,390,000	DuPont de Nemours Inc., 2.17%, 5/01/23	3,461
730,000	Elanco Animal Health Inc., 4.66%, 8/27/21	763
2,800,000	Express Scripts Holding Co., 2.60%, 11/30/20	2,820
2,665,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	2,845
1,270,000	Fox Corp., 3.67%, 1/25/22	1,331
2,060,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.310%), 1.62%, 6/30/22 (a)	2,059
2,520,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.550%), 1.82%, 1/14/22 (a)	2,524
1,660,000	Infor Inc. 144A, 1.45%, 7/15/23 (b)	1,679
1,950,000	Intuit Inc., 0.65%, 7/15/23	1,964
2,035,000	John Deere Capital Corp., 1.20%, 4/06/23	2,083
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,380
675,000	McDonald’s Corp., 3.30%, 7/01/25	758
3,185,000	Microchip Technology Inc. 144A,
	2.67%, 9/01/23 (b)	3,300
1,650,000	Mondelez International Inc., 0.63%, 7/01/22	1,659
1,035,000	Mondelez International Inc., 2.13%, 4/13/23	1,079
7,200,000	Mylan Inc. 144A, 3.13%, 1/15/23 (b)	7,612
460,000	NIKE Inc., 2.40%, 3/27/25	498
3,608,000	Nissan Motor Acceptance Corp. 144A,
	2.15%, 9/28/20 (b)	3,605
1,585,000	Oracle Corp., 2.50%, 4/01/25	1,716
3,155,000	Pelabuhan Indonesia III Persero PT 144A,
	4.50%, 5/02/23 (b)	3,341
1,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 3.65%, 7/29/21 (b)	1,489
1,066,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,055
1,657,000	Ryder System Inc., 2.88%, 6/01/22	1,723
1,550,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,581
1,050,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	1,057
1,595,000	SMBC Aviation Capital Finance DAC 144A,
	3.00%, 7/15/22 (b)	1,616
1,415,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	1,412
2,860,000	Southwest Airlines Co., 4.75%, 5/04/23	3,004
1,130,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD
	+ 0.800%), 1.11%, 6/15/21 (a)	1,048

Principal or Shares	Security Description	Value (000)
1,456,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	$1,477
725,000	Starbucks Corp., 1.30%, 5/07/22	736
575,000	Target Corp., 2.25%, 4/15/25	620
930,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	925
1,100,000	Teva Pharmaceutical Finance Netherlands III BV,
	6.00%, 4/15/24	1,166
800,000	Teva Pharmaceutical Finance Netherlands III BV
	144A, 7.13%, 1/31/25 (b)	880
855,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	901
3,000,000	Upjohn Inc. 144A, 1.13%, 6/22/22 (b)	3,026
1,885,000	Volkswagen Group of America Finance LLC
	144A, 2.50%, 9/24/21 (b)	1,922
1,560,000	Volkswagen Group of America Finance LLC
	144A, 2.70%, 9/26/22 (b)	1,622
7,175,000	Volkswagen Group of America Finance LLC
	144A, 2.90%, 5/13/22 (b)	7,442
2,750,000	Volkswagen Group of America Finance LLC
	144A, 3.88%, 11/13/20 (b)	2,775
1,340,000	Westinghouse Air Brake Technologies Corp.,
	3.20%, 6/15/25	1,401

		130,560

Utility (3%)
7,700,000	Enel Finance International NV 144A,
	2.88%, 5/25/22 (b)	7,959
7,110,000	Exxon Mobil Corp., 1.57%, 4/15/23	7,334
2,255,000	Kinder Morgan Inc., (3 mo. LIBOR USD
	+ 1.280%), 1.56%, 1/15/23 (a)	2,258
4,500,000	NextEra Energy Capital Holdings Inc.,
	2.90%, 4/01/22	4,689
1,815,000	NextEra Energy Operating Partners LP 144A,
	4.25%, 7/15/24 (b)	1,936
453,000	Occidental Petroleum Corp., 2.60%, 8/13/21	448
875,000	Occidental Petroleum Corp., 2.70%, 8/15/22	847
4,980,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	5,000
4,685,000	PNM Resources Inc., 3.25%, 3/09/21	4,743
1,228,571	Southern California Edison Co., 1.85%, 2/01/22	1,227
2,685,000	WEC Energy Group Inc., 3.10%, 3/08/22	2,796

		39,237

Total Corporate Bond (Cost - $517,930)		529,706

Foreign Government (1%)
1,960,000	Abu Dhabi Government International Bond
	144A, 2.50%, 10/11/22 (b)	2,041
2,120,000	Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (b)	2,194
3,130,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (b)	3,212
646,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	667

Total Foreign Government (Cost - $7,939)		8,114

Mortgage Backed (12%)
3,274,775	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 1.400%), 1.58%, 11/14/35 (a)(b)	3,090

4

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
129,843,886	Benchmark 2018-B6 Mortgage Trust,
	0.44%, 10/10/51 (e)	$3,182
2,847,893	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 0.920%),
	1.09%, 10/15/36 (a)(b)	2,848
2,866,879	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 1.080%),
	1.25%, 10/15/36 (a)(b)	2,857
1,628,509	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 1.600%),
	1.77%, 12/15/36 (a)(b)	1,598
22,501,238	Cantor Commercial Real Estate Lending
	2019-CF1, 1.14%, 5/15/52 (e)	1,701
9,031,030	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.050%),
	2.22%, 6/15/34 (a)(b)	8,131
44,878,771	Citigroup Commercial Mortgage Trust 2018-C6,
	0.78%, 11/10/51 (e)	2,382
5,740,000	COMM 2019-WCM Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.900%),
	1.07%, 10/15/36 (a)(b)	5,677
7,095,069	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	2.32%, 11/25/39 (a)(b)	6,426
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 9.250%),
	9.42%, 11/25/39 (a)(b)	3,225
4,000,000	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 2.100%),
	2.27%, 10/25/39 (a)(b)	3,942
1,390,000	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 2.050%),
	2.22%, 1/25/40 (a)(b)	1,337
900,000	Connecticut Avenue Securities Trust 2020-SBT1
	144A, (1 mo. LIBOR USD + 3.650%),
	3.82%, 2/25/40 (a)(b)	851
2,860,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 1.230%), 1.40%, 5/15/36 (a)(b)	2,849
1,848,811	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.200%), 2.37%, 8/25/30 (a)	1,787
5,360,018	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.250%), 2.42%, 7/25/30 (a)	5,215
224,760	Flagstar Mortgage Trust 2018-4 144A,
	4.00%, 7/25/48 (b)(e)	225
9,534,672	FN AS7638 15YR, 2.50%, 7/01/31	10,022
11,952,936	FN BM5108 15YR, 3.00%, 2/01/33	12,540
5,587,177	FN MA3124 15YR, 2.50%, 9/01/32	5,877
14,334,739	FR ZS8617 15YR, 2.50%, 8/01/31	15,073
3,031,942	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 2.02%, 9/25/49 (a)(b)	2,927
3,593,967	Freddie Mac STACR REMIC Trust 2019-HQA4
	144A, (1 mo. LIBOR USD + 2.050%),
	2.22%, 11/25/49 (a)(b)	3,550
2,100,000	Freddie Mac STACR REMIC Trust 2020-DNA1
	144A, (1 mo. LIBOR USD + 1.700%),
	1.87%, 1/25/50 (a)(b)	2,025

Principal or Shares	Security Description	Value (000)
1,020,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 1.850%),
	2.02%, 2/25/50 (a)(b)	$978
4,090,000	Freddie Mac STACR REMIC Trust 2020-HQA1
	144A, (1 mo. LIBOR USD + 1.900%),
	2.07%, 1/25/50 (a)(b)	3,907
1,170,000	Freddie Mac STACR REMIC Trust 2020-HQA2
	144A, (1 mo. LIBOR USD + 3.100%),
	3.27%, 3/25/50 (a)(b)	1,135
3,098,828	Freddie Mac STACR Trust 2019-DNA4 144A, (1
	mo. LIBOR USD + 1.950%),
	2.12%, 10/25/49 (a)(b)	3,059
10,533,278	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 1.400%),
	1.57%, 2/25/49 (a)(b)	10,131
1,450,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	4.77%, 12/25/42 (a)	1,345
1,116,233	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	11.42%, 10/25/29 (a)	1,044
171,849	HomeBanc Mortgage Trust 2004-1, (1 mo.
	LIBOR USD + 0.860%), 1.03%, 8/25/29 (a)	164
5,000,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2019-MFP 144A, (1 mo. LIBOR
	USD + 1.160%), 1.33%, 7/15/36 (a)(b)	4,852
1,314,707	JP Morgan Mortgage Trust 2017-1 144A,
	3.50%, 1/25/47 (b)(e)	1,337
3,035,235	JP Morgan Mortgage Trust 2017-5 144A,
	3.00%, 10/26/48 (b)(e)	3,055
2,284,800	Lanark Master Issuer PLC, (3 mo. LIBOR USD
	+ 0.420%), 0.78%, 12/22/69 (a)	2,285
184,577	Merrill Lynch Mortgage Investors Trust Series
	MLCC 2004-1, 3.26%, 12/25/34 (e)	182
1,070,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.850%), 3.02%, 7/15/35 (a)(b)	1,077
3,400,000	Morgan Stanley Capital I Trust 2017-CLS 144A,
	(1 mo. LIBOR USD + 0.700%),
	0.87%, 11/15/34 (a)(b)	3,385
64,830	Morgan Stanley Mortgage Loan Trust 2004-5AR,
	3.41%, 7/25/34 (e)	65
1,391,971	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 1.700%),
	1.87%, 10/15/49 (a)(b)	1,317
1,716,939	New Residential Mortgage Loan Trust 2017-1
	144A, 4.00%, 2/25/57 (b)(e)	1,867
3,957,026	New Residential Mortgage Loan Trust 2017-3
	144A, 4.00%, 4/25/57 (b)(e)	4,283
3,878,658	New Residential Mortgage Loan Trust 2017-4
	144A, 4.00%, 5/25/57 (b)(e)	4,192
5,530,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.050%), 1.23%, 4/14/37 (a)(b)	5,355
3,510,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.450%), 1.63%, 4/14/37 (a)(b)	3,339

5	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,471,549	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	$1,082
4,848,627	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 1.82%, 4/25/43 (a)(b)	4,806
2,750,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 3.750%), 3.92%, 4/25/43 (a)(b)	2,527
650,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 10.67%, 2/25/47 (a)(b)	610

Total Mortgage Backed (Cost - $182,099)		176,716

U.S. Government Agency (2%)
10,300,000	FARMER MAC Discount Note,
	0.04%, 8/03/20 (c)	10,300
7,460,000	FHLMC, 0.38%, 4/20/23	7,493
8,260,000	FNMA, 0.25%, 7/10/23	8,263

Total U.S. Government Agency (Cost - $25,984)		26,056

U.S. Treasury (21%)
9,035,000	U.S. Treasury Bill, 0.15%, 6/17/21 (c)	9,027
3,845,000	U.S. Treasury Bill, 0.15%, 7/15/21 (c)	3,841
38,180,000	U.S. Treasury Note, 0.13%, 6/30/22	38,186
98,934,000	U.S. Treasury Note, 0.13%, 5/15/23	98,963
158,259,000	U.S. Treasury Note, 0.25%, 6/15/23	158,865
1,191,000	U.S. Treasury Note, 2.75%, 5/31/23 (f)(g)	1,279

Total U.S. Treasury (Cost - $309,667)		310,161

Principal or Shares	Security Description	Value (000)
Investment Company (0%)
4,413,935	Payden Cash Reserves Money Market Fund *
	(Cost - $4,414)	$4,414

Total Investments (Cost - $1,455,475) (101%)		1,465,029
Liabilities in excess of Other Assets (-1%)		(7,766)

Net Assets (100%)		$1,457,263

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)

All or a portion of these securities are on loan. At July 31, 2020, the total market value of the Fund’s securities on loan is $26 and the total market value of the collateral held by the Fund is $27. Amounts in 000s.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	1,471	Sep-20	$325,068	$317	$317

Short Contracts:
U.S. Treasury 10-Year Note Future	385	Sep-20	(53,930)	(552)	(552)
U.S. Treasury 5-Year Note Future	125	Sep-20	(15,766)	(91)	(91)

					(643)

Total Futures					$(326)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
3-Year Interest Rate Swap, Receive Fixed 1.5535% Semi-Annually, Pay Variable 1.94625% (CDOR03 Index) Semi-Annually	08/30/2022	$17,216	$273	$—	$273
3-Year Interest Rate Swap, Receive Fixed 1.558% Semi-Annually, Pay Variable 1.94625% (CDOR03 Index) Semi-Annually	08/30/2022	17,216	275	—	275
3-Year Interest Rate Swap, Receive Fixed 1.575% Semi-Annually, Pay Variable 1.945% (CDOR03 Index) Semi-Annually	08/30/2022	15,118	245	—	245

			$793	$—	$793

6